Operating Segment Data - Revenues from Geographic Location Outside Domestic Country (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									$ 1,357,320	$ 1,002,783	$ 729,989
Revenues	$ 370,918	$ 360,283	$ 339,989	$ 286,130	$ 277,448	$ 254,333	$ 241,414	$ 229,588	1,357,320	1,002,783	729,989
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									1,117,194	778,532	581,949
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									33,851	34,197	20,897
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									104,836	88,014	58,730
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									48,201	54,393	45,775
Other International [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									53,238	47,647	22,638
5.11 Tactical
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									347,922	309,999	109,792
5.11 Tactical | UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									265,306	224,141	79,429
5.11 Tactical | Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									7,808	6,180	1,732
5.11 Tactical | Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									31,026	24,552	7,816
5.11 Tactical | Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									16,168	14,800	4,400
5.11 Tactical | Other International [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									27,614	40,326	16,415
Ergobaby
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									90,566	102,969	103,348
Ergobaby | UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									32,558	40,870	47,509
Ergobaby | Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									3,076	3,473	2,436
Ergobaby | Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									28,482	25,973	17,538
Ergobaby | Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									25,488	32,617	33,599
Ergobaby | Other International [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									962	36	2,266
Liberty
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									82,658	91,956	103,812
Liberty | UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									80,334	89,969	103,812
Liberty | Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									2,324	1,987	0
Liberty | Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									0	0	0
Liberty | Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									0	0	0
Liberty | Other International [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									0	0	0
Crosman
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									131,296	78,387
Crosman | UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									113,915	68,393
Crosman | Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									6,162	4,070
Crosman | Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									5,574	3,066
Crosman | Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									1,200	756
Crosman | Other International [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									4,445	2,102
Advanced Circuits [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									92,511	87,782	86,041
Advanced Circuits [Member] | UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									92,511	87,782	86,041
Advanced Circuits [Member] | Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax										0	0
Advanced Circuits [Member] | Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									0	0	0
Advanced Circuits [Member] | Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									0	0	0
Advanced Circuits [Member] | Other International [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									0	0	0
Arnold [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									117,860	105,580	108,179
Arnold [Member] | UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									70,049	62,667	66,161
Arnold [Member] | Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									1,177	1,237	1,235
Arnold [Member] | Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									38,536	32,101	31,172
Arnold [Member] | Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									5,176	4,976	6,366
Arnold [Member] | Other International [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									2,922	4,599	3,245
Sterno Products
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									381,075	226,110	218,817
Sterno Products | UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									365,403	204,710	198,997
Sterno Products | Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									13,304	17,250	15,494
Sterno Products | Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									1,218	2,322	2,204
Sterno Products | Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									169	1,244	1,410
Sterno Products | Other International [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax									$ 981	$ 584	$ 712
Revenue Benchmark [Member] | Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration Risk, Percentage									14.10%	15.20%	14.10%